Investments in and Advances to Affiliates (Tables)	12 Months Ended
Mar. 31, 2013
Equity Securities which Have Quoted Market Values, Included in Investments in Affiliates

Investments in affiliates include equity securities which have quoted market values at March 31, 2012 and 2013 compared with related carrying amounts as follows:

	Yen (millions)
	2012	2013
Carrying amounts	¥182,770	¥175,420
Market values	191,870	220,221

Combined Financial Information in Respect of Affiliates Accounted for under Equity Method

Certain combined financial information in respect of affiliates accounted for under the equity method at March 31, 2012 and 2013, and for each of the years in the three-year period ended March 31, 2013 is shown below (note 21):

	Yen (millions)
As of March 31, 2012	Motorcycle Business	Automobile Business	Power Product and Other Businesses	Total
Current assets	¥216,751	¥1,338,679	¥20,718	¥1,576,148
Other assets, principally property, plant and equipment	108,971	1,012,363	26,328	1,147,662

Total assets	325,722	2,351,042	47,046	2,723,810

Current liabilities	134,395	1,005,935	7,253	1,147,583
Other liabilities	7,969	223,095	5,911	236,975

Total liabilities	142,364	1,229,030	13,164	1,384,558

Equity	¥183,358	¥1,122,012	¥33,882	¥1,339,252

	Yen (millions)
As of March 31, 2013	Motorcycle Business	Automobile Business	Power Product and Other Businesses	Total
Current assets	¥228,358	¥1,335,075	¥25,438	¥1,588,871
Other assets, principally property, plant and equipment	134,901	1,137,654	27,219	1,299,774

Total assets	363,259	2,472,729	52,657	2,888,645

Current liabilities	149,033	1,013,565	8,358	1,170,956
Other liabilities	10,075	242,194	2,979	255,248

Total liabilities	159,108	1,255,759	11,337	1,426,204

Equity	¥204,151	¥1,216,970	¥41,320	¥1,462,441

	Yen (millions)
For the year ended March 31, 2011	Motorcycle Business	Automobile Business	Power Product and Other Businesses	Total
Net sales	¥1,189,024	¥3,857,890	¥24,572	¥5,071,486
Net income (loss) attributable to Honda’s affiliates	104,790	253,468	(1,436)	356,822

	Yen (millions)
For the year ended March 31, 2012	Motorcycle Business	Automobile Business	Power Product and Other Businesses	Total
Net sales	¥888,914	¥3,579,019	¥23,934	¥4,491,867
Net income attributable to Honda’s affiliates	72,168	177,309	1,516	250,993

	Yen (millions)
For the year ended March 31, 2013	Motorcycle Business	Automobile Business	Power Product and Other Businesses	Total
Net sales	¥891,343	¥3,876,766	¥25,918	¥4,794,027
Net income attributable to Honda’s affiliates	60,586	162,037	1,717	224,340

Significant Investments in Affiliates Accounted for under Equity Method

Significant investments in affiliates accounted for under the equity method at March 31, 2012 and 2013 are shown below:

Business	Company	Percentage ownership
Motorcycle	P.T. Astra Honda Motor	50.0%
Automobile	Guangqi Honda Automobile Co., Ltd.	50.0%
	Dongfeng Honda Automobile Co., Ltd.	50.0%
	Dongfeng Honda Engine Co., Ltd.	50.0%

Transactions with Affiliates

Trade receivables and trade payables include the following balances with affiliates at March 31, 2012 and 2013, and purchases and sales include the following transactions with affiliates for each of the years in the three-year period ended March 31, 2013. Honda mainly purchases materials, supplies and services from affiliates, and sells finished goods, parts used in its products, equipment and services to affiliates.

	Yen (millions)
	2012	2013
Amounts due from	¥176,255	¥160,470
Amounts due to	142,490	97,958

	Yen (millions)
	2011	2012	2013
Purchases from	¥806,744	¥762,415	¥789,261
Sales to	617,603	561,426	636,299